Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The subsidiary did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

PARENT COMPANY BALANCE SHEETS

	December 31, 2025	December 31, 2024
ASSETS
Cash and cash equivalents	$79,976	$1,088,565
Short-term investment	1,750,059	4,040,000
Other current assets	26,493	54,383
Due from subsidiaries, VIE and VIE’s subsidiaries	15,639,807	12,247,807
Investment in subsidiaries, VIE and VIE’s subsidiaries	2,443,215	5,113,612
Total Assets	$19,939,550	$22,544,367

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.008 per share, 2,250,000,000 shares authorized; 3,236,141 and 3,104,891 shares issued and outstanding on December 31, 2025 and 2024, respectively) *	25,890	24,840
Class B Ordinary Share (par value $0.008 per share, 250,000,000 shares authorized; 624,972 and 68,722 shares issued and outstanding on December 31, 2025 and 2024, respectively) *	5,000	550
Additional paid-in capital	34,475,566	29,059,063
Deferred share compensation	(1,716,667)	-
Accumulated deficit	(12,850,239)	(6,540,086)
Total Shareholders’ Equity	19,939,550	22,544,367
Total Liabilities and Shareholders’ Equity	$19,939,550	$22,544,367

*	Retrospectively restated for the effect of share consolidation (see Note 21).

PARENT COMPANY STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2025	2024	2023
Equity in loss of subsidiaries	$(2,670,397)	$(642,807)	$(11,440,721)
General and administrative expenses	(3,776,558)	(192,233)	(82,620)
Interest income	136,802	191,811	187,430
Net Loss	$(6,310,153)	(643,229)	(11,335,911)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2025	2024	2023
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$93,470	$198,117	$(193,778)

Cash Flows from Investing Activities:
Investments in short-term investments	(3,820,059)	(9,068,000)	(5,241,677)
Proceeds from redemption of short-term investments	6,110,000	10,269,677	-
Loans (made to) repaid from subsidiaries, VIE and VIE’s subsidiaries	(3,392,000)	(4,299,500)	1,475,310
Net Cash Used in Investing Activities	(1,102,059)	(3,097,823)	(3,766,367)

Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with direct offering, net off issuance cost	-	3,838,200	-
Net Cash Provided by Financing Activities	-	3,838,200	-

Net (decrease) increase in cash and cash equivalents	(1,008,589)	938,494	(3,960,145)
Cash and cash equivalents at beginning of year	1,088,565	150,071	4,110,216
Cash and cash equivalents at end of year	$79,976	$1,088,565	$150,071